Reinsurance Activity (Details ) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reinsurance Activity
Balances due from Companies	$ 4,000		$ 5,200
Allowance for uncollectible accounts	0		0
Earned
Net premiums, Earned	40,319	37,473	157,533	146,701	134,048
Effect of reinsurance on incurred losses
Loss and LAE incurred	17,752	21,412	117,089	115,347	92,655
Reinsurance recoverables	585	(227)	(6,334)	(6,188)	4,079
Net loss and LAE incurred	18,337	21,185	110,755	109,159	96,734
Property and casualty
Written
Premiums from direct business	43,770	41,857	173,982	163,780	155,054
Reinsurance assumed	2,233	1,754	7,987	6,422	5,388
Reinsurance ceded	(4,186)	(4,555)	(18,528)	(19,751)	(18,705)
Net premiums, Written	41,817	39,056	163,441	150,451	141,737
Earned
Premiums from direct business	42,759	40,546	168,942	162,383	147,419
Reinsurance assumed	2,020	1,630	7,202	5,882	5,176
Reinsurance ceded	(4,460)	(4,703)	(18,611)	(21,564)	(18,547)
Net premiums, Earned	$ 40,319	$ 37,473	$ 157,533	$ 146,701	$ 134,048